Thrivent Mutual Funds

Supplement to Class S Shares Prospectus

dated February 28, 2020

Effective immediately, the “Annual Fund Operating Expenses” and “Example” tables under “Summary Section – Fees and Expenses” for Thrivent Mid Cap Growth Fund and Thrivent Mid Cap Value Fund are deleted and replaced with the following:

Thrivent Mid Cap Growth Fund

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%

Distribution and Shareholder Service (12b-1) Fees	None

Other Expenses[1]	3.15%

Total Annual Fund Operating Expenses	3.90%

Less Fee Waivers and/or Expense Reimbursements[2]	2.90%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.00%

[1]	These expenses are based on estimated amounts for the current fiscal year.

[2]

The Adviser has contractually agreed, through at least February 28, 2021, to waive a portion of the management fees associated with the Class S shares of the Thrivent Mid Cap Growth Fund in order to limit the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements to an annual rate of 1.00% of the average daily net assets of the Class S shares. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Trustees of the Fund and the Adviser.

EXAMPLE

1 Year	3 Years

$102	$922

Thrivent Mid Cap Value Fund

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%

Distribution and Shareholder Service (12b-1) Fees	None

Other Expenses[1]	3.14%

Total Annual Fund Operating Expenses	3.89%

Less Fee Waivers and/or Expense Reimbursements[2]	2.89%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.00%

[1]	These expenses are based on estimated amounts for the current fiscal year.

[2]

The Adviser has contractually agreed, through at least February 28, 2021, to waive a portion of the management fees associated with the Class S shares of the Thrivent Mid Cap Value Fund in order to limit the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements to an annual rate of 1.00% of the average daily net assets of the Class S shares. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Trustees of the Fund and the Adviser.

EXAMPLE

1 Year	3 Years

$102	$920

The date of this Supplement is February 28, 2020.

Please include this Supplement with your Prospectus.

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